Restatements (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net loss attributable to controlling interest	$ (4,389)	$ (3,350)	$ 6,035	$ (6,577)	$ (13,650)	$ (32,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment			148	617	3,357	3,041
Shares of common stock issued for services rendered			522	200	400	2,860
Share-based compensation - stock - employees			900	1,900	2,673	20,592
Share-based compensation due to employment agreements						1,500
Gain (loss) on sale of discontinued operations			(2)		(57)	(636)
Loss on retirement of assets					5	61
Changes in assets and liabilities:
Accounts receivable			467	1,401	1,611	(1,060)
Inventory				(147)		(983)
Prepaid expenses			717	48	(36)	34
Other assets			1		(26)	6
Accounts payable			(753)	(1,134)	(934)	634
Accrued liabilities			9	(226)	291	(1,691)
Net cash used in operating activities of continuing operations			(3,134)	(3,788)	(7,192)	(13,613)
Net cash used in discontinued operations				(1,114)	(1,848)	(4,030)
Net cash used in operating activities			(3,134)	(4,902)	(9,040)	(17,643)
Cash flows from investing activities:
Proceeds from sale of Eco3d					825	2,029
Purchases of short-term investments						(1,001)
Redemption of short-term investments						1,001
Purchases of property and equipment				(18)	(289)	(277)
Net cash used in investing activities of continuing operations			5	(18)	536	1,752
Net cash used in investing activities of discontinued operations				(166)
Net cash provided by (used in) investing activities			5	(184)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of fees					4,221	12,693
Purchase of treasury shares from employees			1,980		(53)	(1,618)
Repayments of debt - related parties						(100)
Purchase of treasury shares from employees for tax withholdings				42
Net cash provided by financing activities			3,334	3,679	5,018	10,975
NET INCREASE (DECREASE) IN CASH			205	(1,407)	(3,486)	(4,916)
Cash - beginning of period			244	3,730	3,730	8,646
Cash - end of period	$ 449	2,323	449	2,323	244	3,730
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest				11	382	60
Cash paid for income taxes					2
SUMMARY OF NONCASH ACTIVITIES:
Inventory reclassified to property and equipment						2,477
Assets and liabilities acquired via acquisition of companies:
Identifiable intangible assets						1,435
Goodwill			3,223			65
Other assets			$ 1			28
As Reported [Member]
Cash flows from operating activities:
Net loss attributable to controlling interest		(4,065)		(7,613)		(42,152)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment				617		3,041
Shares of common stock issued for services rendered				200		2,860
Share-based compensation - stock - employees				1,900		20,592
Share-based compensation due to employment agreements						1,500
Change in fair value of derivative liabilities
(Income) loss from discontinued operations						4,181
Gain (loss) on sale of discontinued operations				1,166		(636)
Loss on retirement of assets						61
Changes in assets and liabilities:
Accounts receivable				1,401		(1,060)
Inventory				(147)		(983)
Prepaid expenses				13		90
Other current assets				35		(56)
Other assets						6
Accounts payable				(1,134)		634
Accrued liabilities				(226)		(1,691)
Net cash used in operating activities of continuing operations				(3,788)		(13,613)
Net cash used in discontinued operations				(1,114)		(4,030)
Net cash used in operating activities				(4,902)		(17,643)
Cash flows from investing activities:
Proceeds from sale of Eco3d						2,029
Purchases of short-term investments						(1,001)
Redemption of short-term investments						1,001
Purchases of property and equipment				(18)		(277)
Net cash used in investing activities of continuing operations				(18)
Net cash used in investing activities of discontinued operations				(166)
Net cash provided by (used in) investing activities				(184)		1,752
Cash flows from financing activities:
Proceeds from issuance of common stock, net of fees				4,221		12,693
Purchase of treasury shares from employees						(1,618)
Repayments of debt - related parties				(500)		(100)
Purchase of treasury shares from employees for tax withholdings				(42)
Net cash provided by financing activities				3,679		10,975
NET INCREASE (DECREASE) IN CASH				(1,407)		(4,916)
Cash - beginning of period				3,730	3,730	8,646
Cash - end of period		2,323		2,323		3,730
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest						60
Cash paid for income taxes				11
SUMMARY OF NONCASH ACTIVITIES:
Inventory reclassified to property and equipment						2,477
Assets and liabilities acquired via acquisition of companies:
Identifiable intangible assets						1,435
Goodwill						65
Other assets						28
Restatement Adjustment [Member]
Cash flows from operating activities:
Net loss attributable to controlling interest		715		1,036		9,316
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation due to employment agreements
Change in fair value of derivative liabilities				(1,036)		(9,316)
Changes in assets and liabilities:
Net cash used in operating activities of continuing operations
Net cash used in operating activities
Cash flows from investing activities:
Proceeds from sale of Eco3d
Net cash provided by (used in) investing activities
Cash flows from financing activities:
Purchase of treasury shares from employees
Net cash provided by financing activities
SUPPLEMENTAL DISCLOSURES:
Cash paid for income taxes
SUMMARY OF NONCASH ACTIVITIES:
Inventory reclassified to property and equipment
Assets and liabilities acquired via acquisition of companies:
Identifiable intangible assets
Goodwill
Other assets
As Restated [Member]
Cash flows from operating activities:
Net loss attributable to controlling interest		(3,350)		(6,577)		(32,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and impairment				617		3,041
Shares of common stock issued for services rendered				200		2,860
Share-based compensation - stock - employees				1,900		20,592
Share-based compensation due to employment agreements						1,500
Change in fair value of derivative liabilities				(1,036)		(9,316)
(Income) loss from discontinued operations						4,181
Gain (loss) on sale of discontinued operations				1,166		(636)
Loss on retirement of assets						61
Changes in assets and liabilities:
Accounts receivable				1,401		(1,060)
Inventory				(147)		(983)
Prepaid expenses				13		90
Other current assets				35		(56)
Other assets						6
Accounts payable				(1,134)		634
Accrued liabilities				(226)		(1,691)
Net cash used in operating activities of continuing operations				(3,788)		13,613
Net cash used in discontinued operations				(1,114)		(4,030)
Net cash used in operating activities				(4,902)		(17,643)
Cash flows from investing activities:
Proceeds from sale of Eco3d						2,029
Purchases of short-term investments						(1,001)
Redemption of short-term investments						1,001
Purchases of property and equipment				(18)		(277)
Net cash used in investing activities of continuing operations				(18)
Net cash used in investing activities of discontinued operations				(166)
Net cash provided by (used in) investing activities				(184)		1,752
Cash flows from financing activities:
Proceeds from issuance of common stock, net of fees				4,221		12,693
Purchase of treasury shares from employees						(1,618)
Repayments of debt - related parties				(500)		(100)
Purchase of treasury shares from employees for tax withholdings				(42)
Net cash provided by financing activities				3,679		10,975
NET INCREASE (DECREASE) IN CASH				(1,407)		(4,916)
Cash - beginning of period				3,730	$ 3,730	8,646
Cash - end of period		$ 2,323		2,323		3,730
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest						60
Cash paid for income taxes				$ 11
SUMMARY OF NONCASH ACTIVITIES:
Inventory reclassified to property and equipment						2,477
Assets and liabilities acquired via acquisition of companies:
Identifiable intangible assets						1,435
Goodwill						65
Other assets						$ 28